Exhibit 99.1

SERVICER’S MONTHLY CERTIFICATE

CALIFORNIA REPUBLIC BANK

PURSUANT TO SECTION 4.09 OF THE SALE AND SERVICING AGREEMENT

August 12, 2014

This Servicer’s Monthly Certificate is delivered pursuant to that certain sale and servicing agreement by and among California Republic Bank, a California corporation authorized to transact a banking business (the “Company”), California Republic Auto Receivables Trust 2014-1, a Delaware statutory trust (the “Issuer”), California Republic Funding, LLC, a Delaware limited liability company (the “Depositor”), CSC Logic, Inc, a Texas corporation (the “Backup Servicer”) and Deutsche Bank Trust Company Americas a New York banking corporation (the “Indenture Trustee”), dated as of March 1, 2014 (the “Sale and Servicing Agreement”). All capitalized terms used but not defined herein shall have the meaning assigned thereto in the Sale and Servicing Agreement.

The undersigned, a Responsible Officer of the Company, hereby certifies that:

(i) No Event of Default, Servicer Replacement Event has occurred and is continuing;

(ii) The information contained in Annex A, attached hereto, is complete and accurate and among other things, contains all information necessary to make the payments to be made on this Payment Date pursuant to Section 5.04 of the Sale and Servicing Agreement for this Collection Period.

IN WITNESS WHEREOF, the undersigned, in my capacity as specified below, has caused this certificate to be executed as of the date first above written.

/s/ Mark K. Olson
Mark K. Olson EVP, Chief Financial Officer

California Republic Auto Receivables Trust 2014-1

Pool ID:	CRAT141
Original Aggregate Note Balance	$223,370,000.00
Collection Period Start Date:	07/01/2014
Collection Period Ending Date:	07/31/2014
Prior Distribution Date:	07/15/2014
Current Distribution Date:	08/15/2014

I. SUMMARY

	Original Balance	Beginning Period Balance	Principal Distribution Amount	Ending Period Balance	Pool Factor
Class A-1 Notes	$34,100,000.00	$7,284,904.29	$5,546,520.62	$1,738,383.67	0.050979
Class A-2 Notes	$60,500,000.00	$60,500,000.00		$60,500,000.00	1.000000
Class A-3 Notes	$55,000,000.00	$55,000,000.00		$55,000,000.00	1.000000
Class A-4 Notes	$50,880,000.00	$50,880,000.00		$50,880,000.00	1.000000
Class B Notes	$10,610,000.00	$10,610,000.00		$10,610,000.00	1.000000
Class C Notes	$12,280,000.00	$12,280,000.00		$12,280,000.00	1.000000

Total Note Balance	$223,370,000.00	$196,554,904.29	$5,546,520.62	$191,008,383.67	0.855121

		Beginning Period Balance		Ending Period Balance
Overcollateralization		$3,750,420.19		$3,909,117.24
Reserve Account Balance		$558,445.32		$558,395.33
Net Pool Balance		$200,305,324.48		$194,917,500.91

		Coupon Rate	Beginning Period Balance	Interest Distribution Amount
Class A-1 Notes		0.25000%	$7,284,904.29	$1,568.28
Class A-2 Notes		0.62000%	$60,500,000.00	$31,258.33
Class A-3 Notes		0.85000%	$55,000,000.00	$38,958.33
Class A-4 Notes		1.48000%	$50,880,000.00	$62,752.00
Class B Notes		2.30000%	$10,610,000.00	$20,335.83
Class C Notes		3.40000%	$12,280,000.00	$34,793.33

			$196,554,904.29	$189,666.10

II. AVAILABLE FUNDS

Interest Collections		$1,206,092.79
Principal Collections		$5,253,263.80
Repurchases		$—
Liquidation Proceeds		$—
Recoveries		$91,699.15
Investment Earnings		$54.46
Reimbursements of Prior Period Servicer Advances/Expenses		$(107,957.80)
Current Period Servicer Advances		$94,498.57

Total Collections		$6,537,650.97
Reserve Account Draw Amount		$—

Total Available Funds		$6,537,650.97

III. DISTRIBUTION OF AVAILABLE FUNDS

		Amount Due	Amount Paid	Amount Owed	Shortfall
Servicing fees dues to master servicer	1.0000%	$166,921.10	$166,921.10	$—	$—
Servicing fees dues to backup servicer		$4,000.00	$4,000.00	$—	$—
Class A-1 Note Interest		$1,568.28	$1,568.28	$—	$—
Class A-2 Note Interest		$31,258.33	$31,258.33	$—	$—
Class A-3 Note Interest		$38,958.33	$38,958.33	$—	$—
Class A-4 Note Interest		$62,752.00	$62,752.00	$—	$—
First Allocation of Principal		$—	$—	$—	$—
Class B Note Interest		$20,335.83	$20,335.83	$—	$—
Second Allocation of Principal		$—	$—	$—	$—
Class C Note Interest		$34,793.33	$34,793.33	$—	$—
Third Allocation of Principal		$1,637,403.38	$1,637,403.38	$—	$—
Reserve Account Deposit		$—	$—	$—	$—
Regular Principal Distribution Amount		$3,909,117.24	$3,909,117.24	$—	$—
Accrued and unpaid fees to owner/indenture trustees		$7,580.00	$7,580.00	$—	$—
Remaining Funds to Certificate Holder		$622,963.15	$622,963.15	$—	$(0.00)

		$6,537,650.97	$6,537,650.97	$—	$(0.00)
First Allocation of Principal		$—
Second Allocation of Principal		$—
Third Allocation of Principal		$1,637,403.38
Regular Principal Distribution Amount		$3,909,117.24

Total Allocable Principal		$5,546,520.62

California Republic Auto Receivables Trust 2014-1

Pool ID:	CRAT141
Original Aggregate Note Balance	$223,370,000.00
Collection Period Start Date:	07/01/2014
Collection Period Ending Date:	07/31/2014
Prior Distribution Date:	07/15/2014
Current Distribution Date:	08/15/2014

IV. POOL

Pool Balance	$194,917,500.91
Number of Receivables Outstanding	9,869
Weighted Average Contract Rate	7.26%
Weighted Average Maturity	62.4

OVERCOLLATERALIZATION

Target O/C Amount	$3,909,117.24
Beginning Period O/C Amount	$3,750,420.19
Ending Period O/C Amount	$3,909,117.24

Overcollateralization Amount to Achieve Target	$0.00

V. RESERVE ACCOUNT

Specified Reserve Account Balance	$558,445.32
Beginning Reserve Account Balance	$558,445.32
Reserve Account Deposits	$—
Reserve Account Earnings	$4.50
Distribute Earnings - Collection Account	$(54.49)
Reserve Account Draws	$—

Ending Reserve Account Balance	$558,395.33

VI. DELINQUENCY & LOSS
Delinquency	Number	Amount	% of Ending Pool Balance
30 - 59 Days	77	$1,520,411.17	0.780%
60 - 89 Days	29	$604,809.55	0.310%
90 + Days	8	$161,780.38	0.083%

Total	114	2,287,001.10	1.173%

Repossession Inventory	7	$110,907.34

	Current Period	Cumulative
Losses	$134,559.77	$383,628.50
Recoveries	$(91,699.15)	$(251,699.98)

Net Losses	$42,860.62	$131,928.52

Cumulative Net Loss Percentage		0.06%
Cumulative Recovery Rate		65.61%

California Republic Bank, as servicer, has delivered this information as required pursuant to Section 5.06 of the Sale and Servicing Agreement. The information is complete and accurate in all material aspects. No Event of Default, Servicer Termination Event has occurred and is continuing as certified by:

/s/ Mark K. Olson		August 12, 2014
Mark K. Olson		Date
EVP, Chief Financial Officer